Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 46,528	$ 19,608
Other assets	9,783	9,495
Total assets	857,445	816,656
Liabilities and Stockholders' Equity
Subordinated debentures	23,909	23,847
Stockholders' equity	70,515	63,457	$ 63,593
Total liabilities and stockholders' equity	857,445	816,656
Parent Company
Assets
Cash and cash equivalents	15,979	14,598
Investment in the Bank	73,862	69,403
Other assets	5,661	3,931
Total assets	95,502	87,932
Liabilities and Stockholders' Equity
Subordinated debentures	23,909	23,847
Other liabilities	1,078	628
Stockholders' equity	70,515	63,457
Total liabilities and stockholders' equity	$ 95,502	$ 87,932